Prepaids and other current assets	12 Months Ended
Dec. 31, 2025
Prepayments And Other Current Assets [Abstract]
Prepaids and other current assets	Prepaids and other current assets
The following table presents prepaids and other current assets (in USD thousands):

	As of December 31,
	2025	2024
Prepayments	$3,154	$3,786
VAT receivable	1,385	1,254
Government grants receivable	139	—
Current contract acquisition costs	2,002	—
Other	758	835
Total	$7,438	$5,875
During the year ended December 31, 2025, $0.2 million of current contract acquisition costs were amortized through Selling and marketing costs.